Share-Based Payments - Additional Information (Detail) shares in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) d shares	Oct. 31, 2019 CAD ($)	Oct. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares held under employee ownership plan		0
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	17,000,000	15,000,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	129
Common shares issued as a result of the exercise of options | shares	112
Outstanding options	12,000,000
Available for issuance as options | shares	5
Common shares held under employee ownership plan	11,792,000	11,509,000	14,140,000
Other reserves for vested stock options recorded in equity	$ 130,000,000	$ 133,000,000
Future unrecognized compensation cost for non-vested stock options	$ 4,000,000	$ 5,000,000
Weighted-average period recognition	2 years 3 days	2 years 1 month 9 days
SARs shares granted	1,594,000	1,549,000
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 6,000,000	$ 6,000,000
Tandem stock appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	0
Description of stock options granted	Employee stock options granted between December 2, 2005 to November 1, 2009 have Tandem SARs, which provide the employee the choice to either exercise the stock option for shares, or to exercise the Tandem SARs and thereby receive the intrinsic value of the stock option in cash.
Share-based payment liability recognized for vested awards	$ 0	0
Intrinsic value of liability recognized for vested SARs	$ 0	$ 0
Number of units awarded and outstanding	0	0
Tandem stock appreciation rights [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gain\benefit	$ 0	$ 100,000
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	704,439	805,481
Share-based payment liability recognized for vested awards	$ 2,000,000	$ 10,000,000
Intrinsic value of liability recognized for vested SARs	0	16,000,000
Compensation expense		2,000,000
Gain\benefit	3,000,000
Net gains (losses) arising from derivatives	$ (5,000,000)	$ 5,000,000
SARs shares granted	83,050	70,554
SARs shares vested	698,533	801,116
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards	$ 534,000,000	$ 735,000,000
Compensation expense	294,000,000	269,000,000
Net gains (loss) arising from derivatives	$ (180,000,000)	$ 55,000,000
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	1,239,755	1,024,416
Number of units vested	762,568	792,273
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	253,960	243,537
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	3,641,678	3,234,439
Number of units vested	2,571,388	2,147,611
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	7,786,944	7,634,641
Number of share based units vested	5,982,171	6,007,448
Deferred performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	168,580	558,100
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 71,000,000	$ 66,000,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 06, 2020
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 05, 2029
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	60.00%